Capital stock - Treasury Shares (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Treasury Shares [Line Items]
Total Treasury shares	870,109,128	679,702,740	684,252,628	564,214,433
Treasury shares
Treasury Shares [Line Items]
Treasury shares	5,721,638	10,077,405	5,652,438
Shares in Long-term incentive plan trust	8,655,670	8,456,290	8,331,369
Total Treasury shares	14,377,308	18,533,695	13,983,807